COMMON STOCK AND DIVIDENDS, Acquisition of Treasury Shares (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 21, 2020	Mar. 06, 2020
Acquisition of treasury shares [Abstract]
Maximum amount invested for shares repurchase program				$ 3,000,000	$ 2,500,000
Acquisition cost of treasury shares	$ 10,924,539	$ 10,924,539
Trading premium on treasury shares	3,169,112	3,169,112
Treasury Shares [Member]
Acquisition of treasury shares [Abstract]
Acquisition cost of treasury shares	10,924,539	$ 10,924,539	$ 10,924,539
Trading premium on treasury shares	$ 3,169,112